Event After the Reporting Period	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Event After the Reporting Period	30. EVENT AFTER THE REPORTING PERIOD

On February 22, 2023, the Group entered into a fourth amendment to the 2021 Senior Secured Loan to provide for a waiver of the quarterly revenue covenant for March 31, 2023 and for the minimum liquidity covenant through June 15, 2023.

On April 6, 2023, the Group announced its Strategic Refocus and Cost Restructuring Program ("the Program") aimed at reducing its scale and operations to pre-pandemic levels. Under this cost reduction program, the Group expects to further reduce its global workforce by approximately 40%, including full-time, part-time and contractor positions. The changes in workforce include adjusting to reduced COVID-19 related production volumes and focusing on streamlining operations in commercial and R&D activities while preserving core functions for revenue generation. Given the Program was announced after the reporting period, it is considered to be a non-adjusting event. At this stage, the financial effects of the Program cannot be fully estimated.